Product analysis (by revenue type) - Consolidated sales revenue by product (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Products And Services [Line Items]
Revenue from contracts with customers	$ 19,927
Other revenue	(13)
Consolidated sales revenue	19,914	$ 19,319
Iron Ore [Member]
Disclosure Of Products And Services [Line Items]
Revenue from contracts with customers	9,669
Other revenue	(61)
Consolidated sales revenue	9,608	9,594
Aluminium [Member]
Disclosure Of Products And Services [Line Items]
Revenue from contracts with customers	6,027
Other revenue	38
Consolidated sales revenue	6,065	5,270
Copper [member]
Disclosure Of Products And Services [Line Items]
Revenue from contracts with customers	1,077
Other revenue	5
Consolidated sales revenue	1,082	730
Coal [member]
Disclosure Of Products And Services [Line Items]
Revenue from contracts with customers	835
Other revenue	5
Consolidated sales revenue	840	1,533
Industrial minerals [member]
Disclosure Of Products And Services [Line Items]
Revenue from contracts with customers	1,067
Consolidated sales revenue	1,067	975
Gold [member]
Disclosure Of Products And Services [Line Items]
Revenue from contracts with customers	228
Consolidated sales revenue	228	186
Diamonds [member]
Disclosure Of Products And Services [Line Items]
Revenue from contracts with customers	323
Consolidated sales revenue	323	340
Other Product [Member]
Disclosure Of Products And Services [Line Items]
Revenue from contracts with customers	701
Consolidated sales revenue	701	691
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales [member]
Disclosure Of Products And Services [Line Items]
Consolidated sales revenue	1,293	589
Gross Sales Revenue
Disclosure Of Products And Services [Line Items]
Consolidated sales revenue	$ 21,207	$ 19,908